Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash payments:
Interest	¥ 117,759	¥ 65,965	¥ 80,313
Income taxes, net	¥ 187,246	¥ 83,030	¥ 76,292